Restricted cash and cash and cash equivalents - Schedule of Cash and Cash Equivalents Denominated in Currencies (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 60,259	¥ 42,836
RMB
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	59,651	42,738
US dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	819	98
Hong Kong dollars
Cash and bank balances
Restricted bank deposit and cash and cash equivalents	¥ 159	¥ 0